Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Current assets
Cash and cash equivalents	$ 7,444,763	$ 6,135,166
Restricted cash	47,191	35,964
Other receivables	109,779	137,348
Loan receivable	252,985
Prepaid expense	1,255,857	251,796
Total current assets	9,110,575	6,560,274
Non-current assets
Digital Assets	389,758
Equipment	6,059	11,096
Investment in Associate	8,060,928
Investment in Psyence Labs Ltd		745,000
TOTAL ASSETS	17,567,320	7,316,370
Current liabilities
Accounts payable and accrued liabilities	407,714	394,270
Derivative warrant liabilities	215,476	200,096
TOTAL LIABILITIES	623,190	594,366
SHAREHOLDERS’ EQUITY
Share Capital	78,747,983	61,752,305
Warrants Reserve	1,065,705	1,065,705
Options Reserve	117,890
Accumulated Deficit	(63,383,625)	(56,447,204)
Reserves	396,177	351,198
TOTAL SHAREHOLDERS’ EQUITY	16,944,130	6,722,004
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	$ 17,567,320	$ 7,316,370